Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	19,157,428	—	19,157,428	—
Equity securities with readily determinable fair value	28,452	28,452	—	—
Total assets	19,185,880	28,452	19,157,428	—

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	18,026,310	—	18,026,310	—
Long-term financial instruments	50,615	—	50,615	—
Equity securities with readily determinable fair value	12,966	12,966	—	—
Total assets	18,089,891	12,966	18,076,925	—